Offerings	May 19, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	30,000,000
Proposed Maximum Offering Price per Unit	6.14
Maximum Aggregate Offering Price	$ 184,200,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 25,438.02
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the shares of common stock, par value $0.0001 per share (the “Common Stock”), of Merlin, Inc. (the “Registrant”) being registered hereunder include such indeterminate number of shares of the Common Stock as may issuable with respect to the shares of the Common Stock being registered hereunder as a result of stock dividends, stock splits, recapitalization, or other similar transactions.

Represents 30,000,000 shares of Common Stock authorized for future issuance under the Merlin, Inc. 2026 Incentive Award Plan (the “2026 Plan”), which number consists of (a) 14,974,127 shares of common stock initially available for future grants under the 2026 Plan and (b) up to an additional 15,025,873 shares of common stock that may become issuable under the 2026 Plan pursuant to its terms. To the extent outstanding awards under the 2026 Plan or the Merlin, Inc. 2018 Equity Incentive Plan (the “2018 Plan”) are forfeited or lapse unexercised, the shares of Common Stock subject to such awards will be available for future issuance under the 2026 Plan. See footnote 2 below.

Estimated in accordance with Rule 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee, based upon the average of the high and low prices of the Registrant’s Common Stock as reported on The Nasdaq Stock Market LLC on May 19, 2026, which date is within five business days prior to filing this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	7,346,878
Proposed Maximum Offering Price per Unit	3.41
Maximum Aggregate Offering Price	$ 25,052,853.98
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,459.80
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the shares of common stock, par value $0.0001 per share (the “Common Stock”), of Merlin, Inc. (the “Registrant”) being registered hereunder include such indeterminate number of shares of the Common Stock as may issuable with respect to the shares of the Common Stock being registered hereunder as a result of stock dividends, stock splits, recapitalization, or other similar transactions.

Represents 7,346,878 of Common Stock subject to outstanding options under the 2018 Plan. To the extent outstanding options under the 2018 Plan are forfeited or lapse unexercised, the shares of Common Stock subject to such awards will be available for future issuance under the 2026 Plan. See footnote 1 above.

This estimate is made pursuant to Rule 457 of the Securities Act solely for purposes of calculating the registration fee. The Proposed Maximum Offering Price Per Share is $3.41 per share, which is the weighted average exercise price of outstanding options granted under the 2018 Plan being registered.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	5,200,000
Proposed Maximum Offering Price per Unit	6.14
Maximum Aggregate Offering Price	$ 31,928,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,409.26
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the shares of common stock, par value $0.0001 per share (the “Common Stock”), of Merlin, Inc. (the “Registrant”) being registered hereunder include such indeterminate number of shares of the Common Stock as may issuable with respect to the shares of the Common Stock being registered hereunder as a result of stock dividends, stock splits, recapitalization, or other similar transactions.

Estimated in accordance with Rule 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee, based upon the average of the high and low prices of the Registrant’s Common Stock as reported on The Nasdaq Stock Market LLC on May 19, 2026, which date is within five business days prior to filing this Registration Statement.

Represents 5,200,000 shares of Common Stock issuable under the Merlin, Inc. 2026 Employee Stock Purchase Plan (the “ESPP”), which number consists of (a) 2,246,120 shares of common stock initially available for future grants under the ESPP and (b) up to an additional 2,953,880 shares of common stock that may become issuable under the ESPP pursuant to its terms.